Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) € in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 USD ($)	Apr. 30, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Statement Of Changes In Equity [Abstract]
Proceeds from fund rasing, net of trasaction cost	€ 112	$ 130	€ 65	€ 9